Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Entity Registrant Name	Performance Food Group Co
Amendment Flag	true
Entity Central Index Key	0001618673
Document Type	8-K/A
Document Period End Date	Sep. 01, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-37578
Entity Tax Identification Number	43-1983182
Entity Address, Address Line One	12500 West Creek Parkway
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23238
City Area Code	(804)
Local Phone Number	484-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PFGC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 1, 2021, Performance Food Group Company (the “Company”) filed a Form 8-K under Item 5.02 pursuant to which it announced that the Board of Directors of the Company (the “Board”) had appointed Ms. Laura Flanagan to its Board, effective as of September 1, 2021. At that time, Ms. Flanagan had not been appointed to any committees of the Board. On October 6, 2021, the Board appointed Ms. Flanagan to the Compensation and Human Resources Committee of the Board and to the Nominating and Corporate Governance Committee of the Board, both effective immediately.